Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of tax reconciliation and the impact of the unrecognized deferred tax assets
Thousands of $	Income Statement
For the years ended December 31	2022	2021	2020
Loss for the year	(44,044)	(29,002)	(28,662)
Income tax expense	0	0	0
Loss before income tax	(44,044)	(29,002)	(28,662)

Tax using the MDxHealth’s domestic tax rate (25.00% in 2022, 2021, and 2020)	11,011	7,251	7,166
Effect of unused tax losses not recognized as deferred tax assets	(11,011)	(7,251)	(7,166)